Exhibit 99.8

Annaly Loan ID	Alternate Loan Number	Borrower	Property State	As-of Date	Due Date	Default Status	Are there any missing comments during the review period?	Missing Comments Starting 1	Missing Comments End 1	Missing Comments Starting 2	Missing Comments End 2	Exception Comments	Summary Comment	Last Borrower Contact Date	Servicer Contact Attempts	Borrower Contact Comment	Borrower Intention	Active Cease and Desist Order?	Reason For Default	Future Default Risk	Imminent Default probable?	Ability to Pay	Willingness to Pay	Evidence of Dispute	Is there evidence the primary borrower or co-borrower is deceased?	Last Inspection Completed Date	Does the inspection occupancy match the borrower occupancy?	Current Occupancy - inspection	Occupancy - borrower	First Vacancy Date	Foreclosure?	Foreclosure Initiation Date	Last FC Stage	Last FC Stage Date	Is there evidence the current foreclosure may be dismissed?	FCL Delay Code	Greater than 1 year DQ and not in FCL flag	Unexplained Lack of Enforcement (Non-Foreclosure Related)	Bankruptcy?	Bankruptcy Chapter	Last Filing Date	Case Number	Current Bankruptcy Status	Bankruptcy Status date	Last Bankruptcy Stage	Last Bankruptcy Stage Date	Loss Mit?	Current Loss Mitigation Type	Current Loss Mit Status	Current Loss Mit Status Date	Previous Loss Mitigation Type	Previous Loss Mit Status	Previous Loss Mit Status Date	HHF Assistance?	Mediation Hearing?	Damage Flag	Damage Type	Estimated damage amount	Poor Property Condition with No Reported Damage?	Property Type Exception?	REO	REO Status	Evidence of Litigation	Active Military/SCRA Flag	Is there evidence of title issues?	Title Issue Type	Is there evidence the loan has been Paid in Full?	Is there evidence the loan has been charged off?	Unsecured Collateral?	Is there evidence of unpaid delinquent property taxes?	Delinquent Property Tax Amount	Evidence of ongoing insurance issue?	Evidence that property is located in a current FEMA disaster area?	Additional Risk Factors
6000023882	xxx	xxx	NY	4/23/2018	5/1/2018	Current	Yes	5/1/2014	5/17/2015	• MISSING COMMENTS: There are missing servicing comments from 5/1/2014 to 5/17/2015.	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/8/2016. Contact with the borrower occurred on 3/8/2016 in which the borrower stated that the servicer was withdrawing double payments on their account. The servicer advised that they continued to receive payments from the borrower in addition to the borrower being enrolled in ACH. The servicer also advised the borrower of the new payment amount to begin in March 2016 due to the adjustments in escrow.
													OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	3/8/2016	Contact made with borrower	Contact with the borrower occurred on 3/8/2016 in which the borrower stated that the servicer was withdrawing double payments on their account. The servicer advised that they continued to receive payments from the borrower in addition to the borrower being enrolled in ACH. The servicer also advised the borrower of the new payment amount to begin in March 2016 due to the adjustments in escrow.	Retention	No	Current	Low	No	High	High	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
6000000191	xxx	xxx	CA	2/21/2017	3/1/2017	Current	No	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
													EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000195	xxx	xxx	CA	2/22/2017	3/1/2017	Current	No	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
													EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000199	xxx	xxx	CA	2/22/2017	3/1/2017	Current	No	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
													EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000418	xxx	xxx	CA	2/22/2017	3/1/2017	Current	No	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
													EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000174	xxx	xxx	CA	2/22/2017	3/1/2017	Current	No	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
													EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000175	xxx	xxx	CA	2/22/2017	2/1/2017	Current	No	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
													ADDITIONAL INFORMATION: Per comments dated 9/26/2016, the borrower contacted the servicer regarding the September 2016 payment. The borrower stated they were interested in loss mitigation options and the servicer provided an explanation of options available. The borrower stated they were XXXX and had XXXX, but were expecting payment from a client the following week and would make the payment by phone. The borrower also stated they were not working very much. The payment was received by phone on 9/29/2016 and the servicer waived the late charge as a courtesy. Comments on 12/27/2016 reflect there was a late payment dispute for the December 2016 payment. On 2/8/2017, comments indicate that a confirmation letter was sent to the borrower reflecting the late fee for December 2016 was waived on 12/19/2016, once the December 2016 payment was posted with an effective date of 12/16/16.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000277	xxx	xxx	CA	2/22/2017	3/1/2017	Current	No	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
													EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000179	xxx	xxx	CA	2/22/2017	3/1/2017	Current	No	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
													EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000180	xxx	xxx	CA	2/21/2017	3/1/2017	Current	No	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
													EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000467	xxx	xxx	NY	3/8/2017	4/1/2017	Current	Yes	3/1/2015	7/20/2015	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
													ADDITIONAL INFORMATION: Per a comment on 7/21/2015, the servicer was researching a social security number that had been switched. A comment on 7/29/2015 indicated that the loan was a business loan and the number listed on the account was correct as it was the employer identification number. Additionally, a comment on 11/10/2015 states that the borrower was requesting release of cash collateral funds. A comment on 11/30/2015 confirmed there was a partial release of collateral funds. No additional data was provided.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000774	xxx	xxx	NJ	4/25/2017	1/1/2018	Current	No	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
													•EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000777	xxx	xxx	VA	4/25/2017	5/1/2017	Current	No	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
													•EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000782	xxx	xxx	FL	4/25/2017	5/1/2017	Current	No	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
													•EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000683	xxx	xxx	MD	4/25/2017	5/1/2017	Current	No	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
													•EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000731	xxx	xxx	IL	4/25/2017	5/1/2017	Current	No	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
													•EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000685	xxx	xxx	MD	4/25/2017	5/1/2017	Current	No	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
													•EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000686	xxx	xxx	DC	4/25/2017	5/1/2017	Current	No	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
													•EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000722	xxx	xxx	GA	4/25/2017	5/1/2017	Current	No	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
													•EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000729	xxx	xxx	CA	4/25/2017	5/1/2017	Current	No	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
													•EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000734	xxx	xxx	NC	4/25/2017	6/1/2017	Current	No	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
													•EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000737	xxx	xxx	FL	4/25/2017	5/1/2017	Current	No	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
													•EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000687	xxx	xxx	VA	4/25/2017	5/1/2017	Current	No	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
													•EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000769	xxx	xxx	CA	4/25/2017	5/1/2017	Current	No	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
													•EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000000684	xxx	xxx	VA	4/25/2017	5/1/2017	Current	No	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
													•EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000002227	xxx	xxx	FL	7/20/2017	7/1/2017	Current	No	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
													•EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000018083	xxx	xxx	MD	7/15/2017	7/1/2017	Current	No	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.
													•ADDITIONAL INFORMATION: The servicer explained the escrow shortage to the borrower on 2/15/2017 as there was a lender placed insurance policy; the borrower's homeowner's policy was received with an effective date of 2/9/2017 and a new request was opened for an updated escrow analysis.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000018086	xxx	xxx	DC	7/1/2017	7/1/2017	Current	No	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
													•EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000019798	xxx	xxx	NJ	10/25/2017	11/1/2017	Current	Yes	5/1/2012	4/25/2012	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
													ADDITIONAL INFORMATION: There was no evidence an inspection was completed during the review period to determine the occupancy status.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000019807	xxx	xxx	NJ	10/25/2017	11/1/2017	Current	Yes	2/1/2013	2/15/2013	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
													EXCEPTIONS: No exceptions were identified.						Current										Not Determined		Never		N/A						Never	N/A							Never									No
6000020119	xxx	xxx	CA	12/6/2017	12/1/2017	Current	Yes	1/1/2014	1/20/2014	N/A	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 9/1/2017. The last contact with the borrower was on 9/1/2017 when the borrower requested to get their online access unlocked and their password was reset.
													OCCUPANCY: The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. The occupancy of the property was Not Determined through conversations with the borrower.	9/1/2017	Contact made with borrower	The last contact with the borrower was on 9/1/2017 when the borrower requested to get their online access unlocked and their password was reset.	Retention		Current	Low	No	High	High	No	No		N/A	Not Determined	Not Determined		Never						No		Never								Never									No					No		No	No	No		No		No	No		No	No
6000020022	xxx	xxx	CA	12/6/2017	12/1/2017	Current	Yes	6/1/2015	3/16/2016	N/A	LOAN STATUS: The loan is currently in Current status. The reason for default is reported to be Not Determined.
BORROWER CONTACT: There is no evidence of recent borrower contact.
													OCCUPANCY: The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. The occupancy of the property was Not Determined through conversations with the borrower.		Not attempting to contact borrower for valid reason		Not Determined		Current	Low	No	High	High	No	No		N/A	Not Determined	Not Determined		Never						No		Never								Never									No					No		No	No	No		No		No	No		No	No
6000020129	xxx	xxx	CA	12/6/2017	1/1/2018	Current	Yes	11/1/2015	12/22/2015	N/A	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 12/19/2016. The last borrower contact was on 12/19/2016 when the borrower inquired about a letter dated 7/14/2016.  The borrower was advised that they are responsible for paying their supplemental tax bill.
													OCCUPANCY: The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. The occupancy of the property was Not Determined through conversations with the borrower.	12/19/2016	Contact made with borrower	The last borrower contact was on 12/19/2016 when the borrower inquired about a letter dated 7/14/2016. The borrower was advised that they are responsible for paying their supplemental tax bill.	Not Determined		Current	Low	No	High	High	No	No		N/A	Not Determined	Not Determined		Never						No		Never								Never									No					No		No	No	No		No		No	No		No	No
6000020122	xxx	xxx	CA	12/6/2017	12/1/2017	Current	Yes	1/1/2015	12/6/2015	N/A	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 12/14/2015. The last borrower contact occurred on 12/14/2015, when the borrower called regarding a letter they received referring to their insurance policy. The servicer provided the borrower with a fax number to send their policy information.
													OCCUPANCY: The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. The occupancy of the property was Not Determined through conversations with the borrower.	12/14/2015	Contact made with borrower	The last borrower contact occurred on 12/14/2015, when the borrower called regarding a letter they received referring to their insurance policy. The servicer provided the borrower with a fax number to send their policy information.	Not Determined		Current	Low	No	High	High	No	No		N/A	Not Determined	Not Determined		Never						No		Never								Never									No					No		No	No	No		No		No	No		No	No
6000020121	xxx	xxx	CA	12/6/2017	1/1/2018	Current	Yes	4/1/2015	12/15/2015	N/A	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 4/13/2017. The last borrower contact occurred on 4/13/2017, when the servicer informed the borrower that a payment was returned in May of 2016 because the bank account was closed.
													OCCUPANCY: The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. The occupancy of the property was Not Determined through conversations with the borrower.	4/13/2017	Contact made with borrower	The last borrower contact occurred on 4/13/2017, when the servicer informed the borrower that a payment was returned in May of 2016 because the bank account was closed.	Not Determined		Current	Low	No	High	High	No	No		N/A	Not Determined	Not Determined		Never						No		Never								Never									No					No		No	No	No		No		No	No		No	No
6000020130	xxx	xxx	CA	12/6/2017	12/1/2017	Current	Yes	10/1/2015	12/22/2015	N/A	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 8/22/2017. The servicer spoke with the borrower on 8/22/2017.  The borrower inquired about late charges on the account.  The servicer advised that the 8/1/2017 late charge was waived and that the account is due for 9/1/2017 payment.
													OCCUPANCY: The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. The occupancy of the property was Not Determined through conversations with the borrower.	8/22/2017	Contact made with borrower	The servicer spoke with the borrower on 8/22/2017. The borrower inquired about late charges on the account. The servicer advised that the 8/1/2017 late charge was waived and that the account is due for 9/1/2017 payment.	Retention		Current	Low	No	High	High	No	No		N/A	Not Determined	Not Determined		Never						No		Never								Never									No					No		No	No	No		No		No	No		No	No
6000020059	xxx	xxx	CA	12/6/2017	12/1/2017	Current	Yes	8/1/2013	5/3/2016	N/A	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: The last date of contact on behalf of the borrower was 4/6/2017. Comments on 4/6/2017 indicate the borrower spoke to the servicer to inquire as to when the rate on his loan would adjust.
													OCCUPANCY: The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. The occupancy of the property was Not Determined through conversations with the borrower.	4/6/2017	Contact made with borrower	Comments on 4/6/2017 indicate the borrower spoke to the servicer to inquire as to when the rate on his loan would adjust.	Not Determined		Current	Low	No	High	High	No	No		N/A	Not Determined	Not Determined		Never						No		Never								Never									No					No		No	No	No		No		No	No		No	No
6000020120	xxx	xxx	CA	12/6/2017	12/1/2017	Current	Yes	12/1/2013	3/15/2016	N/A	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: There is no evidence of recent borrower contact.
													OCCUPANCY: The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. The occupancy of the property was Not Determined through conversations with the borrower.		Not attempting to contact borrower for valid reason		Not Determined		Current	Low	No	High	High	No	No		N/A	Not Determined	Not Determined		Never						No		Never								Never									No					No		No	No	No		No		No	No		No	No